Legal Proceedings	6 Months Ended
Jun. 30, 2013
Legal Proceedings

(12) Legal Proceedings

In February 2011, the Company filed a lawsuit in federal court in the Northern District of California against Motorola Mobility, Inc. and other affiliated companies (together, “Motorola”) alleging trademark infringement and other related claims, stemming from Motorola’s use of the name “XOOM” in connection with its wireless tablet devices and related accessories. In July 2013, the Company and Motorola (together, the “Parties”) entered into a confidential settlement agreement. As a result of the settlement, the matter has been resolved to the satisfaction of the Parties, and Motorola will phase out its use of the “XOOM” brand. The settlement did not have a significant impact on the financial position of the Company or its financial statements.

The Company is not a party to any other material pending legal proceedings. The Company may also be involved from time to time in various legal proceedings in the normal course of business.